United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: 11/30/16

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2016
Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX
R6	FDBLX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2015 through November 30, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2016, was 5.56% for Class A Shares, 4.78% for Class B Shares, 4.79% for Class C Shares, 5.48% for Class F Shares, 5.77% for Institutional Shares and 5.68% for R6 Shares.1 The 5.89% total return of the Institutional Shares for the reporting period consisted of 5.67% of taxable dividends and 0.22% of appreciation in the net asset value of shares. The total return for the Fund's benchmark, a blended index comprised of 75% Bloomberg Barclays U.S. Credit Index and 25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (Blended Index),2,3 was 6.15% for the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),4 a peer group average for the Fund, was 4.23% during the same period. The total return for the Fund and LCDBBB for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Blended Index.
During the reporting period, the most significant factors affecting the Fund's absolute performance were: (1) sector allocation (i.e., allocation of the portfolio among securities with similar types of issuers); and (2) security selection (the selection of individual securities).
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Despite low global commodity prices and an oil market in turmoil, the reporting period began with the Federal Reserve (the “Fed”) implementing its first federal funds target rate increase since mid-2006, a recognition that unprecedented monetary accommodation no longer may be needed for a U.S. economy that is several years into an expansion. However, the story quickly turned to global growth concerns with the arrival of 2016, as oil prices fell further and economic growth outside the U.S.–particularly in China–weakened. This drove a risk-off move that saw investors seek safety in government bonds, the Fed putting off additional tightening and central banks elsewhere ramping up stimulus, with sovereign yields in Japan and much of the eurozone falling into negative territory. June's surprise British vote to exit the European Union (“Brexit”) marked the culmination of this flight-to-quality trade, with the 10-year U.S.Treasury hitting an all-time low of 1.35% at mid-year.
Yields gradually began to move up over summer and into fall as Brexit fallout fears eased and economic growth in both the U.S. and overseas began to improve. Yields subsequently spiked following November's contentious U.S. presidential election, with Donald Trump winning the White House and
Annual Shareholder Report

Republicans controlling both houses of Congress. Expecting a pro-growth agenda, the major U.S. equity indexes rallied to new highs while U.S. Treasuries sold off, driving the 10-year Treasury yield to a 16-month high by the end of the reporting period. Interestingly, if one were to gauge the market just by looking at statistics at the beginning and end of the reporting period, one may conclude it was a relatively quiet 12 months. For example, yields on the 10-year Treasury began the period at 2.21% and ended the period at 2.38%. Similarly, the option-adjusted spread on the Bloomberg Barclays U.S. Credit Index (BBUSC) began the reporting period at 147 basis points and ended the period at 123 basis points. Missing from this narrative is the roller coaster in between that caused the 10-year Treasury yield to hit its record low and the BBUSC's option-adjusted spread to jump as high as 200 basis points. At the end of the reporting period, the market's bias was for higher interest rates, with the Fed expected to lift its target rate again in December–only the second such move in 12 months.5 sector allocation
During the reporting period, the Fund essentially was comprised of both investment-grade6 and high-yield7 bond assets and maintained an overweight allocation to high yield, which as a class, outperformed the investment-grade asset class. This resulted in significant positive contribution from sector allocation to overall portfolio performance. As referenced above, the Fund's neutral position for the high-yield asset class is 25% as noted in the Blended Index. Although the Fund remained in an overweight position to the high-yield asset class, periodic reductions in the allocation occurred throughout the reporting period as credit spreads relative to comparable U.S. Treasuries declined. The Fund exited the reporting period with a reduced overweight position to the high-yield asset class relative to the overweight position at the beginning of the period.
Within each asset class, the Fund maintained a down-in-quality bias throughout the reporting period, which was also a positive contributor to Fund performance. From an industry perspective, positive contributions from overweight positions in Finance and Telecommunications companies were partially offset by negative contributions from an underweight position in Utilities.
Security selection
Security selection was a negative contributor to Fund performance over the reporting period, roughly negating half of the benefit from sector allocation as noted above. The Fund benefited from strategic positions in some of the more volatile industries–like Metals & Mining and the Energy complex. These volatile industries had a weak start, but, as commodity prices stabilized throughout the period, the holdings were very large positive contributors to security selection. Other industries with positive contribution included
Annual Shareholder Report

Technology, Banking and Real Estate Investment Trusts. Specific holdings that outperformed the Blended Index included: Kinder Morgan, Viacom, ArcelorMittal and Gerdau.
This was more than offset by some of the individual holdings in the more defensive industries–like Healthcare and Capital Goods–which resulted in significant negative contribution. Other industries with negative security selection included Communications and Insurance. Specific Fund holdings that underperformed the Blended Index included: Community Health Systems, First Data Corp., Carpenter Technology and Harsco.
1	The Fund's R6 Shares commenced operations on September 30, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Class A Shares adjusted to reflect the expenses of R6 Shares for each year for which the Fund's R6 expenses would have exceeded the actual expenses paid by the Fund's Class A Shares.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index. The Blended Index is comprised of 75% Bloomberg Barclays U.S. Credit Index (BBUSC) and 25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, which had total returns of 4.19% and 12.11%, respectively.
3	The Fund's broad-based securities market index is the Bloomberg Barclays U.S. Credit Index. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBUSC. The Blended Index is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests.
4	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCDBBB.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
7	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bond Fund from November 30, 2006 to November 30, 2016, compared to the Bloomberg Barclays U.S. Credit Index (BBUSC),2 a blend of indexes comprised of 75% Bloomberg Barclays U.S. Credit Index and 25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI) (the “Blended Index”)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2016
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
■	Total returns shown for Class F Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2016
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	0.76%	3.77%	5.10%
Class B Shares	-0.72%	3.54%	4.92%
Class C Shares	3.79%	3.89%	4.74%
Class F Shares	3.46%	4.48%	5.44%
Institutional Shares[4]	5.77%	4.94%	5.75%
Class R6 Shares[5]	5.68%	4.76%	5.59%
BBUSC	4.19%	4.12%	5.16%
Blended Index	6.15%	4.99%	5.81%
LCDBBB	4.23%	4.10%	4.92%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% would be applied on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BBUSC is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody's Investors Service or “BBB” by Standard & Poor's, if unrated by Moody's. Effective August 24, 2016, the name of the BBUSC changed from “Barclays U.S. Credit Index” to “Bloomberg Barclays U.S. Credit Index.” The Blended Index is a custom blended index comprised of 75% of the BBUSC and 25% of the BBHY2%ICI. The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2016, the name of the BBHY2%ICI changed from “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Institutional Shares commenced operations on January 28, 2008. The Fund offers five other classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and R6 Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for Institutional Shares, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
5	The Fund's R6 Shares commenced operations on September 30, 2016. The Fund offers five other classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Class A Shares. In relation to the R6 Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of the R6 Shares since the R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of the R6 Shares. Additionally, for the R6 Shares, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2016, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	96.9%
Municipal Securities	0.5%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.4%
Cash Equivalents[7]	0.4%
Other Assets and Liabilities—Net[8]	1.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of a common stock and preferred stocks.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—69.7%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.15%, 12/01/2024	$1,358,947
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	1,420,521
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	2,388,986
2,365,000		RPM International, Inc., 6.500%, 02/15/2018	2,488,905
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	1,356,160
438,000		Rohm & Haas Co., 6.000%, 09/15/2017	453,476
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	1,085,485
		TOTAL	10,552,480
		Basic Industry - Metals & Mining—2.7%
2,500,000		Alcoa, Inc., 5.870%, 02/23/2022	2,665,625
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,664,200
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	904,640
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	811,546
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,316,518
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,031,910
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	865,393
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,220,900
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,849,788
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,389,793
1,080,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	1,123,097
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,297,059
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,133,313
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,606,722
		TOTAL	31,880,504
		Basic Industry - Paper—0.8%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 08/15/2047	2,929,069
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	2,162,518
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
1,250,000		Westvaco Corp., 7.650%, 03/15/2027	1,257,147
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	2,838,872
		TOTAL	9,187,606
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—1.3%
$2,940,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	$3,003,192
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 06/15/2025	1,978,935
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,090,125
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	666,250
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	1,779,864
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	1,499,454
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	2,367,913
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	766,355
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	721,275
		TOTAL	15,873,363
		Capital Goods - Building Materials—0.6%
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	1,974,375
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	3,987,333
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	1,020,000
		TOTAL	6,981,708
		Capital Goods - Construction Machinery—0.3%
2,730,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	2,921,032
		Capital Goods - Diversified Manufacturing—1.6%
1,575,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 01/10/2039	2,194,737
859,000		General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	874,330
816,000		General Electric Capital, Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	899,629
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.500%, 01/13/2017	2,105,443
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,125,793
1,025,000		Lennox International, Inc, Sr. Unsecd. Note, 3%, 11/15/2023	993,662
3,970,000		Pentair Ltd., Company Guarantee, 5.000%, 5/15/2021	4,189,001
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	685,322
2,400,000		Valmont Industries, Inc., 5.25%, 10/01/2054	2,089,044
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,652,112
1,870,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.450%, 11/15/2026	1,800,666
760,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/01/2026	735,968
		TOTAL	19,345,707
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—0.4%
$1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	$1,798,389
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,097,562
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	1,004,207
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	994,836
		TOTAL	4,894,994
		Communications - Cable & Satellite—1.6%
1,400,000	[1,2]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 4.908%, 07/23/2025	1,461,905
1,235,000	[1,2]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 6.484%, 10/23/2045	1,387,935
900,000		Comcast Corp., 7.050%, 03/15/2033	1,200,767
1,480,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	1,490,018
1,910,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 09/15/2026	1,801,445
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,470,215
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,348,312
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/01/2041	1,522,288
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.400%, 04/30/2040	1,606,143
1,310,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,308,007
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,130,064
360,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	407,823
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	2,997,398
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	249,921
		TOTAL	19,382,241
		Communications - Media & Entertainment—3.5%
2,000,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	2,370,278
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.700%, 10/15/2025	1,018,612
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,081,137
3,995,000	[1,2]	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	3,989,647
2,350,000		CBS Corp., 4.90%, 8/15/2044	2,329,806
1,900,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	2,047,970
4,380,000		Grupo Televisa S.A., 6.625%, 03/18/2025	5,022,226
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	662,342
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	3,016,761
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	477,523
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	3,030,769
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.250%, 05/08/2023	$1,627,745
920,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	948,099
1,500,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	1,593,003
2,000,000		Viacom, Inc., 4.850%, 12/15/2034	1,914,144
4,820,000		Viacom, Inc., Sr. Unsecd. Note, 3.450%, 10/04/2026	4,608,286
2,950,000		WPP Finance 2010, 3.750%, 09/19/2024	2,968,674
2,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,463,368
		TOTAL	41,170,390
		Communications - Telecom Wireless—0.8%
2,900,000		American Tower Corp., 3.450%, 09/15/2021	2,949,323
950,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	977,196
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,470,331
1,500,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 02/15/2026	1,543,720
490,000		Crown Castle International, Sr. Unsecd. Note, 2.250%, 09/01/2021	473,215
2,315,000		TELUS Corp., Sr. Unsecd. Note, 2.8%, 02/16/2027	2,168,433
460,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	465,260
		TOTAL	10,047,478
		Communications - Telecom Wirelines—2.7%
3,200,000		AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,170,336
2,950,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,840,086
1,250,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 04/01/2024	1,299,799
1,140,000		AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,070,853
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	989,326
3,080,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,547,079
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,941,574
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 04/27/2018	3,148,221
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	5,684,165
1,970,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	2,062,015
4,880,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,405,566
		TOTAL	32,159,020
		Consumer Cyclical - Automotive—1.4%
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,820,585
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 01/16/2018	2,863,258
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.250%, 09/20/2022	910,868
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	934,216
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	$1,068,402
1,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,236,241
2,250,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,222,809
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	1,573,941
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,678,385
		TOTAL	16,308,705
		Consumer Cyclical - Leisure—0.3%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	2,995,857
		Consumer Cyclical - Lodging—0.9%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/01/2022	1,090,000
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	3,190,000
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	3,867,124
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	2,038,508
		TOTAL	10,185,632
		Consumer Cyclical - Retailers—1.5%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,586,187
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,120,029
1,280,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,284,637
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.300%, 01/13/2017	1,415,187
620,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	596,619
1,192,772	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,291,415
750,000		CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	759,793
1,685,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,729,470
985,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,082,021
1,000,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	991,700
1,420,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	1,462,153
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	1,235,216
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 06/15/2023	918,368
1,340,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	1,262,813
		TOTAL	17,735,608
		Consumer Cyclical - Services—0.9%
2,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	2,014,762
1,460,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	1,445,882
900,000		Expedia, Inc., 4.50%, 8/15/2024	906,410
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$1,090,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	$1,198,515
1,800,000		Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,853,112
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,139,535
2,220,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	2,222,422
		TOTAL	10,780,638
		Consumer Non-Cyclical - Food/Beverage—3.8%
3,000,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	3,012,483
3,270,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	3,291,968
2,120,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,271,671
980,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.750%, 07/15/2026	917,927
2,150,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	2,048,666
1,590,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	1,494,369
1,624,000	[1,2]	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 6/27/2044	1,461,144
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,673,997
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,607,081
500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 07/02/2020	504,352
710,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	670,778
2,735,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	2,789,946
1,470,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,397,592
1,465,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,562,592
1,600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,619,090
910,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	932,934
610,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 07/15/2046	564,304
2,220,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	2,140,746
470,000		PepsiCo, Inc., 2.15%, 10/14/2020	469,583
2,250,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.1%, 07/17/2022	2,324,441
1,080,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	1,135,865
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.450%, 01/15/2017	2,365,055
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,202,339
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,034,894
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,802,993
		TOTAL	45,296,810
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—1.0%
$3,280,000		Agilent Technologies, Inc, Sr. Unsecd. Note, 3.050%, 09/22/2026	$3,136,093
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	277,395
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,053,992
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,490,882
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	782,989
1,405,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3%, 05/15/2026	1,348,169
575,000		Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	577,113
1,500,000		Thermo Fisher Scientific, Sr. Unsecd. Note, 2.950%, 09/19/2026	1,417,970
540,000		Zimmer Biomet Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	611,965
1,350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/01/2025	1,319,772
		TOTAL	12,016,340
		Consumer Non-Cyclical - Pharmaceuticals—2.6%
2,240,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,209,386
2,240,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,263,887
4,100,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,092,021
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	817,439
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.80%, 3/15/2025	754,595
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,948,988
2,390,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	2,461,191
2,100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,135,784
2,135,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,203,412
3,240,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	3,079,367
2,360,000		Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 2.400%, 09/23/2021	2,283,142
2,140,000		Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 3.200%, 09/23/2026	2,009,259
2,250,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.15%, 10/01/2026	2,085,286
2,350,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 4.1%, 10/01/2046	2,042,237
		TOTAL	31,385,994
		Consumer Non-Cyclical - Products—0.4%
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.150%, 05/15/2021	2,927,063
2,220,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	2,313,116
		TOTAL	5,240,179
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.900%, 04/15/2038	1,213,007
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.4%
$250,000		Altria Group, Inc., 9.250%, 08/06/2019	$296,805
3,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	3,557,145
950,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	1,121,032
		TOTAL	4,974,982
		Energy - Independent—1.3%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,761,343
5,890,000		Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,029,387
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,390,026
3,400,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	3,163,962
440,000		XTO Energy, Inc., 6.375%, 06/15/2038	569,734
775,000		XTO Energy, Inc., 6.750%, 08/01/2037	1,046,400
		TOTAL	15,960,852
		Energy - Integrated—2.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	1,802,395
1,785,000		BP Capital Markets PLC, 3.119%, 5/04/2026	1,731,952
1,480,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,607,548
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,113,970
2,100,000		Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,076,887
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,461,958
4,650,000		Petro-Canada, Bond, 5.350%, 07/15/2033	5,002,544
220,000		Petro-Canada, Deb., 7.000%, 11/15/2028	270,285
1,000,000		Petroleos Mexicanos, 6.500%, 06/02/2041	885,300
4,180,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,250,433
2,350,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	2,261,892
660,000		Shell International Finance BV, Sr. Unsecd. Note, Series 30 Year, 4%, 05/10/2046	612,271
		TOTAL	25,077,435
		Energy - Midstream—1.9%
1,652,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.5%, 06/01/2025	1,717,465
1,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.8%, 06/01/2045	1,125,067
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	3,313,124
2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	1,920,990
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,477,732
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	890,168
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$2,500,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	$2,620,128
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,222,223
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,087,046
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	2,012,341
3,100,000		Williams Partners LP, 5.250%, 03/15/2020	3,298,809
		TOTAL	22,685,093
		Energy - Oil Field Services—0.5%
700,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	705,250
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,450,000
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,321,110
210,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	212,100
990,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	863,775
		TOTAL	5,552,235
		Energy - Refining—0.7%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	841,153
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	731,610
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,039,064
3,870,000		Valero Energy Corp., 9.375%, 03/15/2019	4,474,049
		TOTAL	8,085,876
		Financial Institution - Banking—11.4%
2,000,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	1,986,502
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,019,095
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,465,020
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	5,011,920
6,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	7,151,298
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,913,353
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.625%, 07/01/2020	9,257,623
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,083,017
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	5,045,854
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,733,773
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,462,688
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	1,202,260
990,000		Citigroup, Inc., 4.125%, 7/25/2028	973,914
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	$2,825,875
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,387,828
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.4%, 05/01/2026	1,857,897
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	1,474,079
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	1,074,860
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,522,704
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,596,031
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	984,533
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,488,547
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,473,168
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	5,165,446
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,449,123
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,924,487
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,127,147
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	739,304
7,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	7,592,002
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,902,456
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	4,218,664
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	2,192,802
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 04/01/2018	4,500,684
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,567,502
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,485,630
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,429,659
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	8,097,412
2,000,000		PNC Bank National Association, 2.15%, Series MTN, 4/29/2021	1,973,758
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.500%, 03/29/2049	481,250
3,564,854	[1,5,7]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	1,627,606
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.2%, 02/08/2021	905,845
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,732,314
1,940,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	1,853,759
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.9%, 11/17/2045	1,718,492
3,550,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	3,837,458
		TOTAL	135,514,639
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
$2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	$2,755,656
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,437,439
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	598,516
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,703,628
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,642,133
1,110,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	1,265,280
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,425,155
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.600%, 08/15/2019	3,443,410
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	798,108
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	1,175,871
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,442,463
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	987,228
		TOTAL	24,674,887
		Financial Institution - Finance Companies—1.6%
783,000		Discover Bank, Sub., Series BKNT, 8.700%, 11/18/2019	899,210
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,550,343
2,236,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	2,264,265
5,606,000		GE Capital International Funding Co., Sr. Unsecd. Note, 4.418%, 11/15/2035	5,835,683
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	3,452,682
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,534,086
2,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,172,980
		TOTAL	18,709,249
		Financial Institution - Insurance - Health—0.8%
2,010,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	1,971,488
1,310,000		Aetna, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2046	1,290,446
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	1,982,118
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,749,960
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	1,254,242
740,000		Wellpoint, Inc., 5.850%, 01/15/2036	838,395
		TOTAL	9,086,649
		Financial Institution - Insurance - Life—2.0%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,836,800
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,969,536
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,120,576
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	$777,443
2,360,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	3,493,525
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	1,562,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	922,276
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	4,806,140
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,245,789
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,927,433
		TOTAL	23,662,018
		Financial Institution - Insurance - P&C—1.2%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,199,043
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	1,018,522
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	797,991
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,200,324
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	928,718
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	2,819,713
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,106,120
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 07/01/2046	1,267,162
		TOTAL	14,337,593
		Financial Institution - REIT - Apartment—0.6%
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	2,011,406
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,141,416
920,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	989,433
1,600,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	1,512,661
		TOTAL	6,654,916
		Financial Institution - REIT - Healthcare—0.4%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	1,278,587
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	519,457
1,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,111,592
2,300,000		Healthcare Trust of America, 3.700%, 04/15/2023	2,299,570
		TOTAL	5,209,206
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.3%
$1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	$1,471,618
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	1,538,569
		TOTAL	3,010,187
		Financial Institution - REIT - Other—0.4%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	2,249,804
1,000,000		ProLogis LP, Sr. Unsecd. Note, 4.250%, 08/15/2023	1,064,738
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,905,566
		TOTAL	5,220,108
		Financial Institution - REIT - Retail—0.9%
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,664,774
380,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	386,205
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.750%, 08/15/2019	561,876
1,700,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,833,943
1,860,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,753,096
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,340,002
1,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	1,111,080
		TOTAL	10,650,976
		Municipal Services—0.4%
1,807,749	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,986,390
2,865,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	3,070,220
		TOTAL	5,056,610
		Sovereign—0.1%
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,179,002
		Technology—3.3%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,835,783
1,470,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,512,973
920,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	944,854
1,400,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,353,514
1,250,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.02%, 06/15/2026	1,311,189
1,565,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 8.35%, 07/15/2046	1,825,106
1,620,000		Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,581,131
2,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	2,023,628
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	$1,289,762
2,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/01/2025	2,555,748
1,565,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	1,647,014
1,240,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.6%, 10/15/2020	1,276,106
1,030,000	[1,2]	Hewlett Packard Enterprise, Sr. Unsecd. Note, Series 144A, 4.9%, 10/15/2025	1,054,004
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,566,408
1,625,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	1,803,085
3,325,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	3,283,457
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 2.4%, 08/08/2026	948,037
1,290,000		Microsoft Corp., Sr. Unsecd. Note, 3.7%, 08/08/2046	1,196,970
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	2,065,802
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/01/2040	922,871
445,000		Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	473,323
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,431,084
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,568,555
200,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	203,585
		TOTAL	38,673,989
		Transportation - Airlines—0.2%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	2,434,110
		Transportation - Railroads—0.7%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,717,166
817,481		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	877,982
2,265,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.9%, 02/01/2025	2,216,479
1,325,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	1,291,294
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	743,567
		TOTAL	8,846,488
		Transportation - Services—1.2%
1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,644,839
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	4,857,280
3,300,000	[1,2]	Penske Truck Leasing Co. , Sr. Unsecd. Note, Series 144A, 3.400%, 11/15/2026	3,180,137
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	$953,447
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,767,166
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 03/01/2018	933,197
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,210,958
		TOTAL	14,547,024
		Utility - Electric—3.8%
990,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	997,316
300,000		Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	315,134
347,507		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.850%, 06/01/2034	111,637
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,694,509
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.150%, 09/15/2017	1,223,758
1,233,000		Consolidated Edison Co., 4.625%, 12/01/2054	1,286,617
400,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 09/01/2021	385,597
1,210,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	1,123,555
1,330,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,181,451
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	128,657
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	4,768,750
840,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 3.550%, 06/15/2026	825,821
1,280,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.75%, 06/15/2046	1,263,050
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,266,423
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	840,650
1,320,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.100%, 10/04/2021	1,278,631
2,350,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	2,204,937
1,055,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,126,862
381,325	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	387,426
3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	3,730,018
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,908,930
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,124,620
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,530,657
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	882,758
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	$217,762
3,185,000		Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	3,098,935
2,000,000		Southwestern Electric Power, Sr. Unsecd. Note, Series K, 2.750%, 10/01/2026	1,878,220
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,572,921
74,755		Waterford 3 Funding Corp., 8.090%, 01/02/2017	74,755
		TOTAL	44,430,357
		Utility - Natural Gas—1.2%
195,000		Atmos Energy Corp., 8.500%, 03/15/2019	222,861
3,080,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	3,118,636
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,504,785
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,547,254
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,739,275
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,539,216
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,101,146
		TOTAL	14,773,173
		Utility - Natural Gas Distributor—0.1%
815,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/01/2046	748,683
		TOTAL CORPORATE BONDS (IDENTIFIED COST $806,524,239)	827,311,630
		MORTGAGE-BACKED SECURITIES—0.0%
1,370		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	1,537
1,499		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	1,685
467		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	532
1,231		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	1,404
78		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	79
2,293		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	2,669
1,879		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,159
15,518		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	17,679
8,204		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	9,359
2,050		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	2,411
926		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,076
3,108		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	3,524
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$43		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	$44
2,011		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	2,244
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,708)	46,402
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012-B GO Bonds, 5.432%, 1/1/2042	3,881,114
1,710,000		Tampa, FL Sports Authority, 8.02% (GTD by National Public Finance Guarantee Corporation), 10/1/2026	1,974,965
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,452,230)	5,856,079
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[3,5]	MLR Petroleum LLC (IDENTIFIED COST $7,061)	615
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,100,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,101,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
187,192		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.500%, 10/15/2025 (IDENTIFIED COST $183,604)	201,469
		INVESTMENT COMPANY—28.0%
53,228,834	[8]	High Yield Bond Portfolio (IDENTIFIED COST $425,221,249)	332,147,921
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $1,242,414,381)[9]	1,170,665,416
		OTHER ASSETS AND LIABILITIES - NET—1.4%[10]	16,663,585
		TOTAL NET ASSETS—100%	$1,187,329,001
Annual Shareholder Report

At November 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Long Bond Short Futures	85	$12,858,906	March 2017	$46,579
[3]United States Treasury Notes 10-Year Short Futures	300	$37,354,688	March 2017	$112,735
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$159,314
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $140,203,777, which represented 11.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2016, these liquid restricted securities amounted to $135,580,314, which represented 11.4% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Partial payment received at last interest date.
8	Affiliated holding.
9	The cost of investments for federal tax purposes amounts to $1,247,841,221.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$825,684,024	1,627,606	$827,311,630
Mortgage-Backed Securities	—	46,402	—	46,402
Municipal Bonds	—	5,856,079	—	5,856,079
Collateralized Mortgage Obligation	—	201,469	—	201,469
Equity Securities:
Common Stock
Domestic	—	—	615	615
Preferred Stocks
Domestic	5,100,000	—	1,300[1]	5,101,300
Investment Company[2]	—	—	—	332,147,921
TOTAL SECURITIES	$5,100,000	$831,787,974	$1,629,521	$1,170,665,416
Other Financial Instruments[3]
Assets	$159,314	$—	$—	$159,314
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$159,314	$—	$—	$159,314
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $332,147,921 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.02	$9.51	$9.34	$9.66	$9.05
Income From Investment Operations:
Net investment income	0.36[1]	0.38[1]	0.41[1]	0.41[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.48)	0.17	(0.31)	0.60
TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.10)	0.58	0.10	1.09
Less Distributions:
Distributions from net investment income	(0.38)	(0.39)	(0.41)	(0.42)	(0.48)
Distributions from net realized gain on investments and futures contracts	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.39)	(0.41)	(0.42)	(0.48)
Net Asset Value, End of Period	$9.03	$9.02	$9.51	$9.34	$9.66
Total Return[2]	5.56%	(1.05)%	6.37%	1.09%	12.24%
Ratios to Average Net Assets:
Net expenses	0.96%	0.98%	0.98%	0.98%	0.98%
Net investment income	4.01%	4.09%	4.19%	4.36%	5.03%
Expense waiver/reimbursement[3]	0.21%	0.21%	0.19%	0.22%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$667,955	$705,016	$908,267	$936,658	$933,804
Portfolio turnover	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.07	$9.57	$9.39	$9.71	$9.10
Income From Investment Operations:
Net investment income	0.29[1]	0.31[1]	0.32[1]	0.34[1]	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.49)	0.20	(0.32)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.42	(0.18)	0.52	0.02	1.01
Less Distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.34)	(0.34)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.40)	(0.32)	(0.34)	(0.34)	(0.40)
Net Asset Value, End of Period	$9.09	$9.07	$9.57	$9.39	$9.71
Total Return[2]	4.78%	(1.95)%	5.58%	0.26%	11.27%
Ratios to Average Net Assets:
Net expenses	1.78%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.19%	3.28%	3.39%	3.54%	4.22%
Expense waiver/reimbursement[3]	0.15%	0.15%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,712	$36,123	$45,503	$55,068	$89,016
Portfolio turnover	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.07	$9.57	$9.39	$9.71	$9.10
Income From Investment Operations:
Net investment income	0.29[1]	0.31[1]	0.32[1]	0.34[1]	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.49)	0.20	(0.32)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.42	(0.18)	0.52	0.02	1.01
Less Distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.34)	(0.34)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.40)	(0.32)	(0.34)	(0.34)	(0.40)
Net Asset Value, End of Period	$9.09	$9.07	$9.57	$9.39	$9.71
Total Return[2]	4.79%	(1.95)%	5.58%	0.27%	11.27%
Ratios to Average Net Assets:
Net expenses	1.77%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.20%	3.28%	3.38%	3.54%	4.22%
Expense waiver/reimbursement[3]	0.15%	0.15%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,690	$113,868	$127,030	$137,178	$185,529
Portfolio turnover	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.09	$9.58	$9.41	$9.72	$9.11
Income From Investment Operations:
Net investment income	0.36[1]	0.38[1]	0.40[1]	0.41[1]	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.48)	0.18	(0.30)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.10)	0.58	0.11	1.08
Less Distributions:
Distributions from net investment income	(0.38)	(0.39)	(0.41)	(0.42)	(0.47)
Distributions from net realized gain on investments and futures contracts	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.39)	(0.41)	(0.42)	(0.47)
Net Asset Value, End of Period	$9.10	$9.09	$9.58	$9.41	$9.72
Total Return[2]	5.48%	(1.09)%	6.28%	1.15%	12.11%
Ratios to Average Net Assets:
Net expenses	1.00%	1.02%	1.02%	1.02%	1.02%
Net investment income	3.97%	4.05%	4.15%	4.32%	4.99%
Expense waiver/reimbursement[3]	0.17%	0.17%	0.16%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,855	$171,876	$194,110	$201,547	$226,542
Portfolio turnover	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.02	$9.52	$9.35	$9.66	$9.05
Income From Investment Operations:
Net investment income	0.38[1]	0.40[1]	0.40[1]	0.43[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.49)	0.20	(0.30)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.09)	0.60	0.13	1.10
Less Distributions:
Distributions from net investment income	(0.40)	(0.41)	(0.43)	(0.44)	(0.49)
Distributions from net realized gain on investments and futures contracts	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.50)	(0.41)	(0.43)	(0.44)	(0.49)
Net Asset Value, End of Period	$9.03	$9.02	$9.52	$9.35	$9.66
Total Return[2]	5.77%	(0.97)%	6.56%	1.40%	12.44%
Ratios to Average Net Assets:
Net expenses	0.76%	0.79%	0.79%	0.79%	0.79%
Net investment income	4.21%	4.28%	4.37%	4.55%	5.20%
Expense waiver/reimbursement[3]	0.15%	0.15%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$207,117	$214,878	$255,884	$191,461	$242,413
Portfolio turnover	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended November 30	2016[1]
Net Asset Value, Beginning of Period	$9.37
Income From Investment Operations:
Net investment income	0.06[2]
Net realized and unrealized loss on investments and futures contracts	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	(0.27)
Less Distributions:
Distributions from net investment income	(0.06)
Distributions from net realized gain on investments and futures contracts	—
TOTAL DISTRIBUTIONS	(0.06)
Net Asset Value, End of Period	$9.04
Total Return[3]	(2.90)%
Ratios to Average Net Assets:
Net expenses	0.54%[4]
Net investment income	3.90%[4]
Expense waiver/reimbursement[5]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
Portfolio turnover	14%[7]
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for the periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expenses and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from September 30, 2016 to November 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2016
Assets:
Total investment in securities, at value including $332,147,921 of investment in an affiliated holding (Note 5) (identified cost $1,242,414,381)		$1,170,665,416
Restricted cash (Note 2)		809,000
Income receivable		12,247,597
Receivable for investments sold		5,609,235
Receivable for shares sold		2,199,386
Receivable for daily variation margin on futures contracts		305,627
TOTAL ASSETS		1,191,836,261
Liabilities:
Payable for shares redeemed	$2,387,247
Bank overdraft	1,275,157
Income distribution payable	258,708
Payable to adviser (Note 5)	12,831
Payable for administrative fees (Note 5)	2,549
Payable for transfer agent fee	147,588
Payable for distribution services fee (Note 5)	87,602
Payable for other service fees (Notes 2 and 5)	194,548
Accrued expenses (Note 5)	141,030
TOTAL LIABILITIES		4,507,260
Net assets for 131,216,722 shares outstanding		$1,187,329,001
Net Assets Consist of:
Paid-in capital		$1,264,548,083
Net unrealized depreciation of investments and futures contracts		(71,589,651)
Accumulated net realized loss on investments and futures contracts		(4,979,782)
Distributions in excess of net investment income		(649,649)
TOTAL NET ASSETS		$1,187,329,001
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($667,954,706÷ 73,965,411 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.03
Offering price per share (100/95.50 of $9.03)	$9.46
Redemption proceeds per share	$9.03
Class B Shares:
Net asset value per share ($32,712,430 ÷ 3,600,005 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share (94.50/100 of $9.09)	$8.59
Class C Shares:
Net asset value per share ($106,690,460 ÷ 11,739,042 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share (99.00/100 of $9.09)	$9.00
Class F Shares:
Net asset value per share ($172,854,504 ÷ 18,985,319 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.10
Offering price per share (100/99.00 of $9.10)	$9.19
Redemption proceeds per share (99.00/100 of $9.10)	$9.01
Institutional Shares:
Net asset value per share ($207,116,804 ÷ 22,926,934 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.03
Offering price per share	$9.03
Redemption proceeds per share	$9.03
Class R6 Shares:
Net asset value per share ($97 ÷ 11 shares outstanding), $0.001 per value, 500,000,000 shares authorized[1]	$9.04
Offering price per share	$9.04
Redemption proceeds per share	$9.04
1	Net asset totals and shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2016
Investment Income:
Interest			$37,483,934
Dividends (including $22,013,736 received from affiliated holdings (Note 5))			22,124,739
TOTAL INCOME			59,608,673
Expenses:
Investment adviser fee (Note 5)		$7,983,103
Administrative fee (Note 5)		938,010
Custodian fees		42,396
Transfer agent fee (Note 2)		1,384,877
Directors'/Trustees' fees (Note 5)		18,223
Auditing fees		30,500
Legal fees		9,700
Portfolio accounting fees		217,019
Distribution services fee (Note 5)		1,091,610
Other service fees (Notes 2 and 5)		2,504,995
Share registration costs		112,052
Printing and postage		174,555
Taxes		96,225
Miscellaneous (Note 5)		25,572
Interest expense		1,982
TOTAL EXPENSES		14,630,819
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,745,872)
Reimbursements of other operating expenses (Notes 2 and 5)	(494,552)
TOTAL WAIVER AND REIMBURSEMENTS		(2,240,424)
Net expenses			12,390,395
Net investment income			47,218,278
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,583,672
Net realized loss on futures contracts			(1,125,182)
Net change in unrealized depreciation of investments			13,601,325
Net change in unrealized depreciation of futures contracts			274,945
Net realized and unrealized gain on investments and futures contracts			15,334,760
Change in net assets resulting from operations			$62,553,038
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$47,218,278	$57,512,969
Net realized gain on investments and futures contracts	1,458,490	14,690,194
Net change in unrealized appreciation/depreciation of investments and futures contracts	13,876,270	(87,684,851)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,553,038	(15,481,688)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,528,779)	(34,701,979)
Class B Shares	(1,152,900)	(1,385,388)
Class C Shares	(3,706,314)	(4,124,835)
Class F Shares	(7,135,934)	(7,668,529)
Institutional Shares	(8,621,871)	(11,361,840)
Class R6 Shares	(1)	—
Distributions from net realized gain on investments and futures contracts
Class A Shares	(7,506,382)	—
Class B Shares	(384,598)	—
Class C Shares	(1,205,452)	—
Class F Shares	(1,836,449)	—
Institutional Shares	(2,206,853)	—
Class R6 Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,285,533)	(59,242,571)
Share Transactions:
Proceeds from sale of shares	274,340,710	272,301,534
Net asset value of shares issued to shareholders in payment of distributions declared	58,066,691	55,105,812
Cost of shares redeemed	(387,107,336)	(541,715,234)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,699,935)	(214,307,888)
Change in net assets	(54,432,430)	(289,032,147)
Net Assets:
Beginning of period	1,241,761,431	1,530,793,578
End of period (including undistributed (distributions in excess of) net investment income of ($649,649) and $147,130, respectively)	$1,187,329,001	$1,241,761,431
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2016
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R6 Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
The Fund commenced offering Class R6 Shares on September 30, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,240,424 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$800,561	$(92,619)
Class B Shares	41,361	—
Class C Shares	127,156	—
Class F Shares	196,416	(17,181)
Institutional Shares	219,383	(17,053)
TOTAL	$1,384,877	$(126,853)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,707,914
Class B Shares	86,156
Class C Shares	277,595
Class F Shares	433,330
TOTAL	$2,504,995
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $23,209,399. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at November 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$2,800,000	$2,995,857
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$3,485,643	$1,627,606
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$159,314*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,125,182)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$274,945
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,018,761	$145,469,261	16,260,034	$152,097,655
Shares issued to shareholders in payment of distributions declared	3,871,675	34,590,619	3,580,874	33,354,830
Shares redeemed	(24,121,267)	(217,581,294)	(37,131,860)	(345,733,786)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,230,831)	$(37,521,414)	(17,290,952)	$(160,281,301)

Year Ended November 30	2016		2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	620,867	$5,672,481	275,373	$2,589,622
Shares issued to shareholders in payment of distributions declared	162,246	1,455,500	139,151	1,304,020
Shares redeemed	(1,166,190)	(10,600,456)	(1,188,450)	(11,164,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(383,077)	$(3,472,475)	(773,926)	$(7,270,753)

Year Ended November 30	2016		2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,911,690	$17,401,752	1,723,698	$16,163,058
Shares issued to shareholders in payment of distributions declared	470,445	4,222,877	376,293	3,524,643
Shares redeemed	(3,196,763)	(29,009,494)	(2,824,126)	(26,428,856)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(814,628)	$(7,384,865)	(724,135)	$(6,741,155)

Year Ended November 30	2016		2015
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,956,458	$27,039,722	2,093,677	$19,653,217
Shares issued to shareholders in payment of distributions declared	929,256	8,372,996	760,556	7,134,349
Shares redeemed	(3,816,698)	(34,763,485)	(4,193,800)	(39,337,991)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	69,016	$649,233	(1,339,567)	$(12,550,425)
Annual Shareholder Report

Year Ended November 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,616,796	$78,757,394	8,719,264	$81,797,982
Shares issued to shareholders in payment of distributions declared	1,054,000	9,424,699	1,050,472	9,787,970
Shares redeemed	(10,570,000)	(95,152,607)	(12,835,918)	(119,050,206)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(899,204)	$(6,970,514)	(3,066,182)	$(27,464,254)

	Period Ended 11/30/2016[1]		Year Ended 11/30/2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	11	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	11	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,258,713)	$(54,699,935)	(23,194,762)	$(214,307,888)
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended November 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,130,742	$(1,130,742)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2016 and 2015 was as follows:
	2016	2015
Ordinary income	$49,145,799	$59,242,571
Long-term capital gains	$13,139,734	$—
Annual Shareholder Report

As of November 30, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$44,196
Undistributed long-term capital gains	$570,795
Net unrealized depreciation	$(77,834,073)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.
At November 30, 2016, the cost of investments for federal tax purposes was $1,247,841,221. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $77,175,805. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,125,301 and net unrealized depreciation from investments for those securities having an excess of cost over value of $113,301,106.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Prior to September 30, 2016, the annual advisory fee was 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its. For the year ended November 30, 2016, the Adviser voluntarily waived $1,736,599 of its fee and voluntarily reimbursed $367,699 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$258,469
Class C Shares	$833,141
TOTAL	$1,091,610
For the year ended November 30, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2016, FSC retained $255,617 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2016, FSC retained $52,107 in sales charges from the sale of Class A Shares. FSC also retained $1,159 of CDSC relating to redemptions of Class A Shares, $65,562 relating to redemptions of Class B Shares, $6,906 relating to redemptions of Class C Shares and $38,283 relating to redemptions of Class F Shares.
Other Service Fees
For the year ended November 30, 2016, FSSC received $92,855 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F
Annual Shareholder Report

Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.71%, 1.67%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2016, the Adviser reimbursed $9,273. Transactions involving the affiliated holdings during the year ended November 30, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	10,320,813	56,722,662	67,043,475
Purchases/Additions	179,042,441	1,938,471	180,980,912
Sales/Reductions	(189,363,254)	(5,432,299)	(194,795,553)
Balance of Shares Held 11/30/2016	—	53,228,834	53,228,834
Value	$—	$332,147,921	$332,147,921
Dividend Income	$32,586	$21,981,150	$22,013,736
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which are managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to provide high current income. Federated Investors, Inc. receives no advisory or administrative fees from High Yield Bond Portfolio. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio, are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the High Yield Bond Portfolio in which the Fund invested 28.0% of its net assets at November 30, 2016. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2016, were as follows:
Purchases	$164,527,588
Sales	$224,857,991
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2016, the Fund had no outstanding loans. During the year ended November 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of November 30, 2016, there were no outstanding loans. During the year ended November 30, 2016, the program was not utilized.
9. Regulatory updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. Federal Tax information (unaudited)
For the year ended November 30, 2016, the amount of long-term capital gains designated by the Fund was $13,139,734.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated investment series funds, inc. AND SHAREHOLDERS OF federated bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Bond Fund (the “Fund”) (the sole portfolio constituting Federated Investment Series Funds, Inc.), including the portfolio of investments, as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial statements for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial statements for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 25, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Expenses Paid During Period[1,2]
Actual:
Class A Shares	$1,000	$1,016.30	$4.74[3]
Class B Shares	$1,000	$1,013.10	$8.86
Class C Shares	$1,000	$1,012.00	$8.80
Class F Shares	$1,000	$1,016.00	$4.89[4]
Institutional Shares	$1,000	$1,017.30	$3.68[5]
Class R6 Shares	$1,000	$971.00	$0.90
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.75[3]
Class B Shares	$1,000	$1,016.20	$8.87
Class C Shares	$1,000	$1,016.25	$8.82
Class F Shares	$1,000	$1,020.15	$4.90[4]
Institutional Shares	$1,000	$1,021.35	$3.69[5]
Class R6 Shares	$1,000	$1,024.09	$0.93
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.76%
Class C Shares	1.75%
Class F Shares	0.97%
Institutional Shares	0.73%
Class R6 Shares	0.54%
Annual Shareholder Report

2	“Actual” expense information for the Fund's R6 Shares is for the period from September 30, 2016 (date of initial investment) to November 30, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by 62/366 (to reflect the period from initial investment to November 30, 2016). ”Hypothetical” expense information for R6 is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.28 and $4.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.28 and $4.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.60% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.03 and $3.03, respectively.
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Corporation comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: May 1992	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: May 1992	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: May 1992	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1992	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
29747 (1/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 – $31,700

Fiscal year ended 2015 - $30,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $3,500

Fiscal year ended 2015 - $43

Fiscal year ended 2016- Audit consent fee for N-1A filing.

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $84 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X,0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 – $222,580

Fiscal year ended 2015 - $49,093

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the rgistrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2017